Write-Down and Sale of Vessels (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Write-down of vessels			$ 33,000	$ 12,600	$ 51,662	$ 12,600
Restructuring charges			0	0	1,396	0
European Spirit
Property, Plant and Equipment [Line Items]
Extension option period		1 year
Write-down of vessels				$ 12,600	3,000	$ 12,600
African Spirit
Property, Plant and Equipment [Line Items]
Extension option period	1 year
Write-down of vessels					2,700		$ 12,500
Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Cancellation option period	13 years
Alexander Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels					13,000
Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels			33,000		(33,000)
Teide Spirit
Property, Plant and Equipment [Line Items]
Restructuring charges					1,400
Restructuring Reserve			$ 700		$ 700